Unaudited Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 8,388,754	$ 9,801,725	$ 15,154,155	$ (25,017,490)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,558,802	1,652,894	2,245,272	2,190,737
Amortization of deferred subsidy			(228,097)	(231,795)
Loss (gain) on disposal of property, plant, equipment			(5,863)	31,072
Increase (Decrease) in allowance for credit losses			(856,311)	127,646
Amortization of deferred revenue	(170,494)	(171,025)
Increase in allowance for credit losses		570,111
Decrease in provision for inventories		(120,385)	(88,966)	271,453
Change in fair value of warrant liability	(1,816,385)	(243,312)	(1,746,382)	(1,398,774)
Increase in allowance for expected credit loss-related parties receivable				34,462,992
Deferred tax assets		(218,607)	(179,486)	(43,724)
Stock based compensation expense	6,953,444
Non-cash lease expenses	459,323	417,581	419,315	668,609
Impairment for investments				300,000
Loss on disposal of short term investment				25,325
Accrued interest income derived from loan to related parties	(7,097)	(2,385)	(2,385)	(14,570)
Accrued expense	(2,002,502)	1,007,652	2,141,850	103,150
Decrease (Increase) In:
Accounts receivable	(5,302,749)	(4,103,084)	1,109,710	(2,689,614)
Notes receivable	6,752,317	(222,638)	3,709,933	794,986
Inventories	60,185	3,067,395	689,511	(2,404,558)
Advance to suppliers	288,242	(337,532)	(1,523,769)	122,588
Other current and noncurrent assets	(12,077,748)	(1,796,856)	(11,135,346)	(6,335,159)
Increase (Decrease) In:
Accounts payable	3,940,411	753,849	(1,522,081)	1,163,794
Customer deposits	(35,202)	278,003	195,039	(83,204)
Other current liabilities	451,110	(944,133)	(371,959)	475,763
Income tax payable	818,321		469,757	572,857
Due to related parties			5,273,747
Lease liabilities	(459,698)	(405,757)	(405,758)	(643,044)
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,799,034	8,983,496	13,341,886	2,449,040
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant, equipment	(265,467)	(1,416,348)	(1,964,276)	(735,498)
Loan lent to third parties			(694,859)	(423,675)
Repayment of loans lend to third parties			694,859	1,835,925
Proceeds from sale of property, plant and equipment			96,030
Proceeds from sale of short-term investment				444,155
Investment in a joint venture				(50,000)
Loan payment to third parties	(692,511)	(694,666)
Repayment of loans lend to third parties	277,004
NET CASH USED IN INVESTING ACTIVITIES	(680,974)	(2,111,014)	(1,868,246)	1,070,907
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans		5,557,331	5,558,875	6,722,309
Repayments of short-term bank loans		(8,558,290)	(8,560,668)	(12,424,974)
Notes payable	(5,483,304)	(11,387,545)	(16,578,724)	9,272,074
Proceeds from related parties	160,000
Repayment of loans from related parties	(6,262,465)
Dividend paid	(674,520)		(5,934,100)	(703,595)
Capital reduction for non-controlling interests			(5,386,307)
NET CASH USED IN FINANCING ACTIVITIES	(12,260,289)	(14,388,504)	(30,900,924)	2,865,814
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(5,142,229)	(7,516,022)	(19,427,284)	6,385,761
Effect of exchange rate changes on cash	472,563	52,116	(150,308)	2,074,570
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	8,611,795	28,189,387	28,189,387	19,729,056
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	3,942,129	20,725,481	8,611,795	28,189,387
Bank balances and cash at end of period	3,942,129	17,633,936	6,659,142	22,981,324
Bank balances and cash included in assets classified as restricted cash at end of period		3,091,545	1,952,653	5,208,063
Supplemental Disclosure of Cash Flow Information
Income taxes paid	2,184,151	1,378,817	1,593,305	977,985
Interest paid		$ 50,404	$ 48,441	$ 277,158